GCAT NQM DEPOSITOR IV, LLC ABS-15G

Exhibit 99.16

Loan ID	Redacted ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXX	999279397	XXXXX	Wholesale_VMC0029_Post-Close Flow	Property Address	notePage	XXXXX	XXXXX	Per Note
XXXXX	999279397	XXXXX	Wholesale_VMC0029_Post-Close Flow	Business Purpose Flag	businessPurposePage	Yes	No	Investment property refinance.
XXXXX	999279397	XXXXX	Wholesale_VMC0029_Post-Close Flow	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	42.9	38.72	Audit income consistent with lender, no 1008 provided, cannot determine reason for discrepancy